VIA EDGAR AND U.S. MAIL

October 15, 2008

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Life Insurance Company
Pre-Effective Amendment No. 2
SEC File No. 333-147198

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account - II (the “Variable Account”), we are filing Pre-Effective Amendment No. 2 on Form N-4 under the Securities Act of 1933 (“1933 Act”) for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

An original power of attorney authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

Nationwide established the Variable Account on October 7, 1981 pursuant to the provisions of Ohio law.  The Variable Account is registered under the Investment Company Act of 1940 as a unit investment trust (SEC File No. 811-3330).

On November 7, 2007, Nationwide filed an original registration statement for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  On January 14, 2008 Nationwide received your written comments.  On June 27, 2008, Nationwide filed Pre-Effective Amendment No. 1 to the comments.  Nationwide received your oral comments on July 23, 2008.  We have reviewed those comments and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 2) to address the comments.  The Pre-Effective

Amendment No. 2 is redlined for ease of reference.  Page number references below are to the original courtesy copy.

1.	Generally:

Per Item 10(a) of Form N-4, please indicate how the contracts are distributed.

Response:

We have added a new paragraph to the “Nationwide Investment Services Corporation” section as follows:

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

2.	Cover Page:

Please remove the reference to NCUSIF.

Response:

The reference to NCUSIF has been removed from the Cover Page.

3.	Glossary – Valuation Related Definitions (p.2):

Please clarify the definitions of "contract value" and add a definition for “daily net assets”.

Response:

The definition of contract value has been amended in the Glossary as follows:

Contract value - The sum of the value of all accumulation units attributable to a contract.

Additionally, the definition of daily net assets has been added to the Glossary as follows:

Daily net assets – The value of assets attributable to the contract as of the end of each valuation date, which is net of contract and underlying mutual fund expenses.

4.	Synopsis of the Contracts (p.6):

Please add language indicating that a death benefit is offered in this product.

Response:

The “Synopsis of the Contracts” section has been amended to include the following new subsection:

Death Benefit

This contract includes a death benefit at no additional charge.  For information on the death benefit, see the “Death Benefits” section later in this prospectus.

5.	Purpose of the Contract (p.6):

(a) Please add language in this section stating that this contract is offered to joint contract owners.  (b) Please remove the reference to a market value adjustment.  (c) Also, please reconcile the 2nd and 3rd bullet on page 6 with the note on page 12, as these statements are inconsistent.  (d) Finally, please clarify what Nationwide relies on in order to rescind a contract and state how long Nationwide has to rescind a contract and why this may be appropriate.

Response:

(a)	The “Synopsis of the Contracts” section has been amended to include additional language re: joint contract owners as follows:

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries and may be owned individually or jointly.

(b)	The reference to the market value adjustment has been removed from the “Purpose of the Contract” section.

(c)	The bullets and corresponding information have been removed in order alleviate inconsistencies and provide greater clarity.

(d)	The language referring to contract rescission has been removed from the “Purpose of the Contract” section.

6.	Static Asset Allocation Models (p. 8):

Please revise the disclosure in paragraph 4 of this provision to clarify whether, upon transferring out of a Static Asset Allocation Model, the contract owner must allocate their contract value to one mutual fund or whether they can allocate to more than one mutual fund.

Response:

The last two sentences of the fourth paragraph of the “Static Asset Allocation Models” section have been amended as follows:

You may request to transfer from one model to another, or transfer from a model to one or more permitted underlying mutual funds.  Any such transfers into or out of a Static Asset Allocation Model is considered one transfer event.

7.
Guaranteed Lifetime Withdrawals (pp. 12-15):  (a) Please highlight the differences between early withdrawals and excess withdrawals and the magnitude of their impact on the guaranteed lifetime withdrawal base.  (b) In the first note on page 12, please confirm that Nationwide has discretion as to whether or not it will suspend a contract with purchase payments in excess of $2,000,000.  If so, please indicate the basis that Nationwide uses to make this determination.  (c)  If Nationwide returns assets that exceed the $2,000,000 and there are negative tax consequences associated with that return of assets, please indicate so.  (d) Please state the effect of the contract value falling to zero after Guaranteed Lifetime Withdrawals have begun.

Response:

(a)	We have added the following new subsection to the “Guaranteed Lifetime Withdrawals and Spousal Protection Option” section, immediately before the “Settlement Options” subsection, as follows:

Difference between Early Withdrawals and Excess Withdrawals

Early withdrawals and excess withdrawals vary in their impact on the Guaranteed Lifetime Withdrawal Base.

Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Guaranteed Lifetime Withdrawal Base.

Excess withdrawals are taken after the Withdrawal Start Date, when the contract owner takes withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount, and only the amount in excess of the Guaranteed Lifetime Withdrawal Amount is considered when calculating the reduction to the Guaranteed Lifetime Withdrawal Base.

This means that early withdrawals will have a greater overall impact on the Guaranteed Lifetime Withdrawal Base than excess withdrawals, because early withdrawals will impact the Guaranteed Lifetime Withdrawal Base in their entirety, where excess withdrawals will only impact the Guaranteed Lifetime Withdrawal Base by the amount of the withdrawal that was in excess of the Guaranteed Lifetime Withdrawal Amount.

Therefore, in terms of negatively impacting the Guaranteed Lifetime Withdrawal Base, it would be beneficial to contract owners to take excess withdrawals over early withdrawals.

(b)	We have revised the disclosure in the first note on page 12 to replace the word “may” with “will,” which eliminates any indication that Nationwide exercises discretion in this situation as follows:

If Nationwide elects to accept purchase payments in excess of $1,000,000, any additional purchase payments that cause the contract value to exceed $2,000,000 (or when the contract value already exceeds $2,000,000), will result in a suspension to the increases to the Guaranteed Lifetime Withdrawal Base.

(c)	There are no negative tax consequences for a return of premium/assets to a contract owner.

(d)	The paragraph immediately before the newly added “Difference between Early Withdrawals and Excess Withdrawals” provision has been amended as follows:

If the contract value falls to zero after the Withdrawal Start Date, the contract owner is no longer permitted to submit additional purchase payments and there is no contract value to annuitize.  If, after the Withdrawal Start Date, the contract value is zero, but the Guaranteed Lifetime Withdrawal Base is greater than zero, the contract owner is permitted to continue to take withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount.  If, after the Withdrawal Start Date, both the contract value and the Guaranteed Lifetime Withdrawal Base are zero, the contract terminates.

8.	Spousal Continuation Option (p.15):

(a) Please clarify whether both spouses must be 59½ in order to receive the benefits associated with the Spousal Continuation Option.  (b) Please clarify what happens if the contract owner annuitizes the contract.  (c) Please indicate explicitly when the spousal protection option is advantageous.  (d) Please clarify the circumstances that may arise where the contract owner would not receive the benefits associated with the Spousal Continuation Option and when the contract owner must continue to pay for the option after knowing he/she will not receive the benefits of the option.

Response:

(a)	The language in list item 8 (now, list item 6) of the “Spousal Continuation Option” section has been revised as follows:

(6)	Both spouses must be 59½ before either spouse is eligible to receive Guaranteed Lifetime Withdrawals.

(b)
The following language has been added after the item list in the “Spousal Continuation Option” section to indicate what happens to the Guaranteed Lifetime Withdrawals and the Spousal Continuation Option if the contract owner annuitizes the contract:

Note: If the contract is annuitized, Guaranteed Lifetime Withdrawals and the Spousal Continuation Option terminate.

(c)	The language in the first 3 paragraphs of the “Spousal Continuation Option” has been reorganized and amended to read as follows:

The Spousal Continuation Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawals.  This feature is beneficial in that it provides the security of ensuring that both spouses have access to the Guaranteed Lifetime Withdrawals for the duration of both their lives.

For an additional fee of 0.10% of the Current Guaranteed Lifetime Withdrawal Base, the contract owner can elect to add a Spousal Continuation Option (not available for contracts issued as Charitable Remainder Trusts).  The fee is assessed annually in the same manner as the Guaranteed Lifetime Withdrawal Fee.  Upon annuitization of the contract, the Spousal Continuation Option Fee will no longer be assessed.

The Spousal Continuation Option is available, provided that the following conditions are satisfied:

[item list omitted]

(d)	The following new subsection has been added at the end of the “Spousal Continuation Option” section:

Risks Associated with the Spousal Protection Option

There are situations where a contract owner who elects the Spousal Continuation Option will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the Withdrawal Start Date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the contract owner not receive the benefits associated with the Spousal Protection Option, but he/she must continue to pay for the option until annuitization.

9.	Annuitant (p. 16):

If there can only be one annuitant at a time in the contract (i.e., no co-annuitants), please indicate so explicitly.

Response:  We have added the following sentence to the end of the first paragraph in the “Annuitant” section:

Only one person can be named as the annuitant at any time (however, contingent annuitants can be named, as discussed below).

10.	Minimum Initial and Subsequent Purchase Payments (p. 16):

(a) In the first full paragraph of the “Operation of the Contract” section, the current language references a medical evaluation.  Please revise the disclosure as appropriate to reflect how Nationwide will use such a medical evaluation in underwriting risks.  (b) Pleasereconcile the three different purchase payment limit amounts that appear in this provision ($1,000,000) and other provisions within the prospectus.  The requirement of Nationwide’s approval for purchase payments in excess of $1,000,000 is not stated in the rider provisions, which can make those provisions misleading because they speak to higher limits.  (c) Please clarify how Nationwide will return money to the contract owner if purchase payments exceeding the limits set forth in the prospectus are submitted.  Additionally, please state whether any negative tax consequences would arise when Nationwide returns this money.

Response:

(a)	The “Minimum Initial and Subsequent Purchase Payments” subsection within the “Operation of the Contract” section has been removed and disclosure referencing a medical evaluation has been removed.

(b)	In the “Synopsis of the Contracts” section, disclosure has been added to provide additional clarification regarding the $1,000,000 purchase payment limit as follows:

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Additionally, in the “Synopsis of the Contracts” section, a new subsection entitled “Dollar Limit Restrictions” has been added to provide additional clarifying disclosure related to the $2,000,000 and $5,000,000 limitations as follows:

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or contract value limitations associated with them:

Guaranteed Lifetime Withdrawal Base. The Guaranteed Lifetime Withdrawal Base is limited to a maximum contract value of $2,000,000.  See the “Guaranteed Lifetime Withdrawals and Spousal Continuation Option” section for additional information.

Annuity payment options.  Your annuitization options will be different depending on whether your contract value is greater than or less than $2,000,000 on the annuitization date.  See the “Annuity Payment Options” section for additional information.

Single life annuitization.  We may limit the amount that may be annuitized on a single life to $5,000,000.  See the “Annuity Payment Options” section for additional information.

Death benefit calculations.  If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be calculated differently than if the total of all purchase payments exceed $3,000,000.  See the “Death Benefit Calculations” section for additional information.

Separately, disclosure has been added in the “Guaranteed Lifetime Withdrawals and Spousal Protection Option” section, “Death Benefits” section, and “Annuity Payment Options” section as follows:

Guaranteed Lifetime Withdrawals and Spousal Protection Option section

Additional Purchase Payments to the Contract.  The contract permits additional purchase payments to be made to the contract, subject to certain limitations.  [Specifically, Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”).]  Additional purchase payments will result in an immediate increase to the Guaranteed Lifetime Withdrawal Base equal to the dollar amount of the additional purchase payment(s).

Note: If Nationwide elects to accept purchase payments in excess of $1,000,000, any additional purchase payments that cause the contract value to exceed $2,000,000 (or when the contract value already exceeds $2,000,000), will result in a suspension to the increases to the Guaranteed Lifetime Withdrawal Base.  This means to the Guaranteed Lifetime Withdrawal Base will not increase above $2,000,000 until the purchase payment that causes the contract value to exceed $2,000,000 is removed.  If this situation occurs, Nationwide will return the entire purchase payment that caused the contract value to exceed $2,000,000.

Death Benefit section

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”). If you do not submit purchase payments in excess of $1,000,000, or if you are prohibited by Nationwide from submitting purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Annuity Payment Options section

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see “Synopsis of the Contracts”). If you do not submit purchase payments in excess of $1,000,000, or if you are prohibited by Nationwide from submitting purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows…

(c)
In the “Guaranteed Lifetime Withdrawals and Spousal Protection Option” section, clarifiying disclosure has been added to state how purchase payments that exceed the $2,000,000 limit will be handled as follows:

… If this situation occurs, Nationwide will return the entire purchase payment that caused the contract value to exceed $2,000,000.

Separately, there are no negative tax consequences for a return of premium/assets to a contract owner.

10.	Partial Withdrawals to Pay Financial Advisor Fees (p.20):

Please clarify what sales channels will be utilized to sell this product.  Also, please include availability to brokers and investment advisors as appropriate and move this disclosure to the “Contract in General” section.

Response:

We have broken up the “Partial Withdrawals to Pay Financial Advisor Fees” section into two sections.  The first, relating to the impact of partial withdrawals on the contract, continues to appear as a subsection in the “Partial Withdrawals (Partial Redemptions)” section.  The revised disclosure is as follows:

Partial Withdrawals to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Some contract owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees.  Withdrawals taken from this contract to pay these fees are subject to the provisions of the contract (may reduce the Guaranteed Lifetime Withdrawal Base) and may be subject to income tax and/or tax penalties. Note:The first withdrawal taken from the contract after the Withdrawal Start Date will lock in the Guaranteed Lifetime Withdrawal Base (see the “Guaranteed Lifetime Withdrawals and Spousal Continuation Option” provision earlier in this prospectus) even if it is taken to pay investment advisory fees.

The second section, relating to the distribution of the contracts, is a new paragraph that we have added as the 3rd paragraph in the “The Contract In General” provision, as follows:

The contracts are sold by investment advisors to their clients, and these investment advisors may assess a fee for managing their clients’ assets.  The investment advisors are not endorsed or affiliated with Nationwide and we make no representation as to their qualifications.  The investment advisory fees are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.

12.           Variable Annuity Payments (p.24):

Please clarify how variable annuity payments operate with joint annuitants.  If the contract does not provide for joint annuitants, please provide language disclosing this fact.

Response:

The contract does not allow for joint annuitants.  The first paragraph of the “Annuitant” section has been amended as follows:

The annuitant is the determining life for Guaranteed Lifetime Withdrawals, the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  The death of the annuitant will also trigger the death benefit.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  Note: Joint annuitants are not permitted under this contract.

* * * * *

We acknowledge the following:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:

•	that the Variable Account is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the staff of the Commission, or changes to the disclosure in response to Commission staff comments in the filings reviewed by the Commission staff, do not foreclose the Commission from taking any action with respect to the filing; and

•	that the Variable Account may not assert Commission staff comments or any related changes in disclosure as a defense in any proceeding initiated by the

                          Commission or any person under the federal securities laws of the United States.

* * * * *

Other changes to Pre-Effective Amendment No. 2 are as follows:

•
The addition of the Custom Portfolio Asset Rebalancing Service.  This disclosure is similar to that filed via 485(a) on July 10, 2008 (1933 Act File No. 333-144053) that went effective, as revised, on September 15, 2008.

•
The list of available underlying mutual funds (and other corresponding information) available under the contract has been updated to add additional underlying mutual funds that are only available in connection with the Custom Portfolio Asset Rebalancing Service.

•	Part C information has been updated.

•	Other non-material changes.

Should you have any questions regarding this filing, please contact me directly at (614) 677-8683.

Sincerely,

/s/KEITH W. HINZE

Keith W. Hinze
Assistant General Counsel
Nationwide Life Insurance Company

cc:           Rebecca Marquigny
Stop 5-6
Office of Insurance Products and Legal Compliance